BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	The Company purchased a consulting and staffing services business of a U.S-based IT services company on January 17, 2010, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining $ 5,059 is to be paid over a three year period, of which, $ 414 is contingent upon the acquired business meeting revenue goals, and $ 4,645 in deferred payments. The Company believes that there is sufficient probability that such goals will be met. The Company classified both the deferred payment and contingent considerations as a liability as of the date of the transaction.

In accordance with ASC 805-30-35-1 the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and is amortized using the interest method during the relevant period into financial expenses.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and the information technology industry. The cash consideration of $ 8,625 was financed with the Company's own resources. The Company believes that the acquisition of this business activity will enable it to expand its presence in the U.S. market and leverage its relationships with top tier customers as well as take advantage of the synergies between its existing IT Professional services and the acquired operation.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 4,873 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over periods ranging from 4 to 15 years, based on two types of customers' relationship identified.

b.	On October 31, 2010, the Company purchased an 88% interest in a consulting and staffing services company and has a put and call option to increase its holdings to 100%. The option price is calculated based on a multiple of gross profit. The Company paid a cash purchase price of $ 1,600. The acquired company provides a comprehensive range of consulting and staffing services for information technology industry. The Company believes that the acquisition of this business activity will enable it to expand its presence in the U.S. market and leverage its relationships with top tier customers as well as take advantage of the synergies between its existing IT professional services business and the acquired operation.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing October 31, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers, which was completed in 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of October 31, 2010:

Net Liabilities	$(908)
Non controlling interest	(165)
Goodwill	1,988
Customer relationships	685

Total assets acquired	$1,600

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 685 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of 6 years, based on the identified customers' relationships.

c.	On January 1, 2011, the Company acquired a 51% ownership interest in its South African distributor, Magix Integration (Proprietary) Ltd., ("Magix Integration") for total consideration of up to $ 1,560 based on achievement by Magix Integration of certain performance targets for 2011, and an option to increase the holdings to 75% with a fair value of $ (807). The Company made an advance payment in cash as of December 2010, of $1,160 on account of this acquisition. Magix Integration specializes in the software integration and application development of the Company's platforms as well as the support of large-scale and complex systems in the public and financial sectors in South Africa. The Company believes that this acquisition will contribute to the Company's growth and presence in the region.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 1, 2011:

Fixed assets	$8
Non controlling interest	(1,323)
Deferred tax liability	(437)
Goodwill	2,159
Customer relationships	1,560

Total assets acquired	1,967

Liabilities due to acquisition activities	807

Net assets acquired	$1,160

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 1,560 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of ten years, based on the customers' relationship identified.

On April 1, 2011, the Company exercised the option to acquire the 24% in Magix Integration as stipulated in the original acquisition agreement for $1,105. On October 1, 2011 the Company purchased additional shares in Magix Integration, thereby completing the acquisition of 100% of the shares in Magix Integration for an additional consideration of up to $587 based on achievement by Magix Integration of certain performance targets through 2012. As a result, the Company adjusted the non-controlling interest related to Magix Integration that was initially recorded at the date of acquisition and income attributed to the Magix Integration non-controlling interest up-to the exercise of the option and additional purchase by an aggregate of $1,466, and a related adjustment to additional paid in capital of $226.

d.	On May 2011, the Company acquired 100% interest in a software solution provider. The Company paid a cash purchase price of $ 5,977.

The Company believes that the acquisition of this business will enable it to expand its offers and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing May 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of May 2011:

Net assets	$598
Non controlling interest	(299)
Intangible assets *)	2,271
Goodwill *)	3,407

Net assets acquired	$5,977

*)      The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the contractual period.

e.

On December 27, 2011, the Company completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $13,500. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthens the presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations will be included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net assets	$1,130
Intangible assets *)	5,786
Goodwill *)	8,679

Net assets acquired	$15,595

*)       The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the contractual period.

Below are certain unaudited pro forma combined statements of income data for the year ended December 31, 2010 and 2011, respectively, as if the acquisitions detailed above had occurred at January 1, 2010, after giving effect to (a) purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010, nor is it necessarily indicative of future results.

	Year ended December 31,
	2010	2011
	Unaudited	Unaudited

Total revenues	$107,615	$120,848
Net Income	$11,270	$15,407
Earnings per share
Basic	$0.35	$0.48
Diluted	$0.34	$0.42